                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                               September 20, 2006
VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Schwab Investments
      File Nos. 33-37459 and 811-6200
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated September 15, 2006 for the Schwab Managed Account Portfolios do not differ from those filed in the most recent Post-Effective Amendment No.65, which was filed electronically.

Sincerely,
/s/Steven Schantz
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Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.